Supplement to the
Fidelity® Global Balanced Fund
December 30, 2017
Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Charles Street Trust has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Fidelity® Global Balanced Fund and Fidelity® Asset Manager 60% pursuant to which Fidelity® Global Balanced Fund would be reorganized on a tax-free basis with and into Fidelity Asset Manager 60%.

The Agreement provides for the transfer of all of the assets of Fidelity® Global Balanced Fund in exchange for shares of Fidelity® Asset Manager 60% equal in value to the net assets of Fidelity® Global Balanced Fund and the assumption by Fidelity® Asset Manager 60% of all of the liabilities of Fidelity® Global Balanced Fund. After the exchange, Fidelity® Global Balanced Fund will distribute the Fidelity® Asset Manager 60% shares to its shareholders pro rata, in liquidation of Fidelity® Global Balanced Fund. As a result, shareholders of Fidelity® Global Balanced Fund will become shareholders of Fidelity® Asset Manager 60% (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Fidelity® Global Balanced Fund is expected to be held during the first quarter of 2018 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity® Global Balanced Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied the Reorganization is expected to take place on or about April 20, 2018. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter. If shareholders do not approve the Agreement, Fidelity intends to recommend to the Board of Trustees that the fund be liquidated.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity® Asset Manager 60%, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

GBL-17-04 1.855563.124	December 30, 2017

Supplement to the
Fidelity® Global Balanced Fund
Class A, Class M, Class C and Class I
December 30, 2017
Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Charles Street Trust has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Fidelity® Global Balanced Fund and Fidelity® Asset Manager 60% pursuant to which Fidelity® Global Balanced Fund would be reorganized on a tax-free basis with and into Fidelity Asset Manager 60%.

The Agreement provides for the transfer of all of the assets of Fidelity® Global Balanced Fund in exchange for shares of Fidelity® Asset Manager 60% equal in value to the net assets of Fidelity® Global Balanced Fund and the assumption by Fidelity® Asset Manager 60% of all of the liabilities of Fidelity® Global Balanced Fund. After the exchange, Fidelity® Global Balanced Fund will distribute the Fidelity® Asset Manager 60% shares to its shareholders pro rata, in liquidation of Fidelity® Global Balanced Fund. As a result, shareholders of Fidelity® Global Balanced Fund will become shareholders of Fidelity® Asset Manager 60% (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Fidelity® Global Balanced Fund is expected to be held during the first quarter of 2018 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity® Global Balanced Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied the Reorganization is expected to take place on or about April 20, 2018. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter. If shareholders do not approve the Agreement, Fidelity intends to recommend to the Board of Trustees that the fund be liquidated.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity® Asset Manager 60%, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

AGBL-17-09 1.899423.131	December 30, 2017